Dividend (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 13, 2021
Dividends relating to reporting period:
First interim ordinary dividend	$ 0.0574	$ 0.0537
First interim ordinary dividend	$ 158	$ 140
Dividends paid in reporting period:
Second interim ordinary dividend for prior year	$ 0.1186	$ 0.1073
Second interim ordinary dividend for prior year	$ 320	$ 283
Discontinued US operations
Dividends paid in reporting period:
Dividend in specie			$ 1,735